Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.91660%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,508,054.81

Principal:
Principal Collections	$21,317,920.43
Prepayments in Full	$9,969,945.10
Liquidation Proceeds	$586,274.05
Recoveries	$97,585.62
Sub Total	$31,971,725.20
Collections	$33,479,780.01

Purchase Amounts:
Purchase Amounts Related to Principal	$144,217.83
Purchase Amounts Related to Interest	$287.09
Sub Total	$144,504.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,624,284.93

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,624,284.93
Servicing Fee	$660,667.66	$660,667.66	$0.00	$0.00	$32,963,617.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,963,617.27
Interest - Class A-2a Notes	$80,921.25	$80,921.25	$0.00	$0.00	$32,882,696.02
Interest - Class A-2b Notes	$75,579.86	$75,579.86	$0.00	$0.00	$32,807,116.16
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$32,423,324.49
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$32,281,492.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,281,492.82
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$32,224,518.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,224,518.15
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$32,182,138.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,182,138.57
Regular Principal Payment	$29,493,824.56	$29,493,824.56	$0.00	$0.00	$2,688,314.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,688,314.01
Residual Released to Depositor	$0.00	$2,688,314.01	$0.00	$0.00	$0.00
Total		$33,624,284.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,493,824.56
Total					$29,493,824.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,993,988.43	$63.33	$80,921.25	$0.26	$20,074,909.68	$63.59
Class A-2b Notes	$9,499,836.13	$63.33	$75,579.86	$0.50	$9,575,415.99	$63.83
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$29,493,824.56	$22.39	$781,478.70	$0.59	$30,275,303.26	$22.98

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$93,370,668.03	0.2957576	$73,376,679.60	0.2324253
Class A-2b Notes	$44,363,637.01	0.2957576	$34,863,800.88	0.2324253
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$702,674,305.04	0.5334039	$673,180,480.48	0.5110150

Pool Information
Weighted Average APR	2.372%	2.360%
Weighted Average Remaining Term	42.64	41.79
Number of Receivables Outstanding	41,291	40,493
Pool Balance	$792,801,192.08	$760,212,400.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$733,763,105.29	$703,780,448.86
Pool Factor	0.5544071	0.5316177

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$11,403,186.01
Yield Supplement Overcollateralization Amount	$56,431,951.76
Targeted Overcollateralization Amount	$87,031,920.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,031,920.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$570,434.05
(Recoveries)		71	$97,585.62
Net Loss for Current Collection Period			$472,848.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7157%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7520%
Second Prior Collection Period			0.9404%
Prior Collection Period			0.4741%
Current Collection Period			0.7307%
Four Month Average (Current and Prior Three Collection Periods)			0.7243%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,658	$6,765,721.51
(Cumulative Recoveries)			$591,701.82
Cumulative Net Loss for All Collection Periods			$6,174,019.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4318%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,080.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,723.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	372	$8,062,607.02
61-90 Days Delinquent	0.11%	35	$834,963.45
91-120 Days Delinquent	0.02%	7	$170,590.96
Over 120 Days Delinquent	0.06%	18	$444,802.38
Total Delinquent Receivables	1.25%	432	$9,512,963.81

Repossession Inventory:
Repossessed in the Current Collection Period		26	$611,410.47
Total Repossessed Inventory		46	$1,172,054.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1333%
Prior Collection Period			0.1647%
Current Collection Period			0.1482%
Three Month Average			0.1487%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1908%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer